Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Chevron Employee Savings Investment Plan (ESIP or the Plan) provides only general information. Participants should refer to the Plan document or Summary Plan Description for a more complete description of the Plan’s provisions.

The Plan is a defined contribution plan that is intended to be a qualified profit-sharing plan under Section 401(a) of the Internal Revenue Code (the Code), a qualified cash or deferred arrangement under Section 401(k) of the Code, and, effective December 1, 1989, to include a leveraged Employee Stock Ownership Plan (ESOP) qualified under Section 4975(e)(7) of the Code.

Plan Sponsor/Administrator. Chevron Corporation (the Corporation) is the Plan Sponsor and the Plan Administrator of the ESIP. It has the authority to appoint one or more trustees to hold the assets of the Plan and to appoint a recordkeeper. In its capacity as fiduciary and administrator, the Corporation makes such rules, regulations and computations and takes whatever action is necessary to administer the Plan in accordance with provisions of the Code and the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Eligibility. Employees of the Corporation and each other participating company (the Company) or employees who are represented by a labor organization that has bargained for and agreed to participation in the Plan, hired on to the U.S. payroll are eligible to join the Plan upon their first day of employment.

Contributions. Participants may contribute up to 75 percent of regular pay each pay period as combined basic (1 or 2 percent) and supplemental (up to 73 percent) contributions. For 2025, the maximum contribution amount on a combined before-tax and Roth 401(k) basis was the annual Code limit of $23,500 for participants under age 50 and $31,000 for participants aged 50 and up. The Plan has a fixed match feature. The Company will match 4 percent of regular pay to participants making basic contributions of 1 percent to the Plan or 8 percent of regular pay to participants making basic contributions of 2 percent to the Plan. The Code limits the amount of compensation that can be taken into account when calculating participant and company matching contributions to the Plan; for the year 2025, company matching contributions ceased when a participant reached regular pay of $350,000.

The Company matching contribution is made in cash and allocated according to the participants’ current payroll elections. Participants may elect to receive dividends on shares in their Chevron Stock and Chevron ESOP accounts as a taxable distribution or reinvest the dividends into their Chevron Stock account.

Vesting. Employees are always fully vested in all contributions to their accounts, as well as the investment income earned from all contributions to the Plan.
NOTE 1 - Description of the Plan (Continued)

Participant Accounts. Contributions are invested in various investment options offered within the Plan. Employee contributions are comprised of basic and supplemental contributions and rollover contributions from other qualified retirement plans or from a rollover IRA, on a pre-tax, after-tax, and/or Roth 401(k) basis.

Trustee. Fidelity Management Trust Company and Fidelity Workplace Services, LLC are the Plan’s trustee and the recordkeeper, respectively (collectively referred to herein as Fidelity). Fidelity also performs the custodial and administrator functions for the separate accounts. The trustee has the authority to manage the assets of the Plan in accordance with the terms of the service agreements.

Notes Receivable from Participants. The Plan loan provision allows participants to borrow funds from their Plan account, subject to certain restrictions and limitations. Participants may borrow up to the lesser of $50,000 or 50% of their total account balance or the value of the account(s) used to fund the loan. The minimum loan is $1,000. The minimum term for repayment of any loan is 6 months and the maximum term is 5 years. However, the maximum term for repayment of a loan to purchase the participant’s principal residence is 25 years. Loans bear a reasonable fixed rate of interest. Interest rates charged during 2025 and 2024 on new and carried loans ranged from 2.23% to 10.25% with maturities extending to 2054. Most loan repayments are made through payroll deductions and the principal and interest paid by the participants are reinvested in the participants’ accounts. Notes receivable from participants totaled $124,294,748 and $123,529,117 as of December 31, 2025 and 2024, respectively.

Plan Termination. The Corporation expects to continue the ESIP indefinitely but has the authority to amend or terminate the ESIP at any time. In the event of Plan termination, the trust fund shall continue until any previously unallocated assets of the Plan are allocated to accounts and distributed to participants or beneficiaries in accordance with applicable law and pursuant to written rules and procedures adopted by the Corporation prior to such termination. In addition, upon Plan termination, neither the Corporation nor any other person shall have a liability or obligation to provide additional benefits. Participants or beneficiaries shall obtain benefits solely from the trust fund.

Benefit Payment / Distribution. At the request of the participant, distributions can be received in installment payments, partial distribution, or single lump-sum payment after termination of employment. While employed, a participant may make withdrawals from their employer or employee contribution accounts (as allowed under IRS regulations) subject to certain restrictions described in the Plan, which may be waived in the event a participant demonstrates a financial hardship. The Plan requires automatic cash outs of account balances less than $1,000 upon termination of employment. Benefit payments to participants are recorded when paid.
NOTE 1 - Description of the Plan (Continued)

Plan Expenses. In accordance with the Department of Labor’s (DOL) rules under ERISA Section 408(b)(2), total all-in fees are disclosed by the service provider. In accordance with these DOL rules, recordkeeping and trustee fees are unbundled and paid by the participants. Other administrative expenses relating to the Plan, including audit fees and participant education retirement services are paid by the Plan to the extent Plan forfeiture funds or other suspense account funds are sufficient. If not, such fees are paid by the Corporation. Certain Chevron employee labor and administrative costs for Plan-related services are reimbursed to the Corporation by the Plan. As of December 31, 2025 and 2024, funds in the forfeiture account were $1,366,027 and $419,496, respectively. Amounts of forfeited account balances used to pay Plan expenses totaled $278,624 for the year ended December 31, 2025. As of December 31, 2025 and 2024, funds in all suspense accounts were $2,317,403 and $1,152,948, respectively. Amounts of suspense account balances used to pay Plan expenses totaled $1,557,764 for the year ended December 31, 2025.

Diversification. Each participant is permitted to direct any contributions made to their account to be invested in investment options available under the Plan. Participants are not subject to any restriction, holding periods or otherwise, when moving assets, other than those noted below under Stable Value Funds Equity Wash.

Put Option. For so long as the Corporation’s shares are readily tradable on an established market, the Corporation shall not be required to provide the participant or beneficiary with an option to put the shares to the Corporation, in accordance with Section 409(h) of the Code.

Plan Mergers. Effective December 31, 2025, the assets and participant accounts of the Hess Corporation Employees' Savings Plan (Hess 401(k)) merged into the ESIP. The investments of $1,161,346,863 were transferred on December 31, 2025.

Stable Value Fund Equity Wash. Per agreement with the Plan’s stable value fund managers, to discourage market timing and other forms of speculative behavior, investors are restricted from moving assets from these funds directly into existing ESIP money market funds. All assets moving out of these stable value funds are to be moved to another non-money market ESIP investment for at least 90 days before moving to a money market investment. These provisions apply to the Chevron Stable Value Separate Account (Putnam).